Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of disaggregation of revenue

	Year ended December 31,
Primary geographic markets	2022	2021	2020
Australia	$26,332,938	$9,523,257	$8,531,854
United States	17,473,030	18,980,591	22,180,946
United Kingdom	1,718,537	1,948,321	611,666
Canada	205,656	160,372	305,166
Other	113,768	434,271	120,061
Total	$45,843,929	$31,046,812	$31,749,693

	Year ended December 31,
Major products/service lines	2022	2021	2020
Technology services	$41,812,479	$26,676,738	$28,190,993
Software licenses	352,473	1,365,882	1,013,854
Support and maintenance	1,872,620	1,772,203	1,519,424
SaaS	89,692	65,187	42,662
Subscription	493,845	189,359	—
Professional services	950,605	451,695	288,597
Hardware	272,215	442,077	657,711
Other	—	83,671	36,452
Total	$45,843,929	$31,046,812	$31,749,693